Supplement to the
Fidelity Advisor® Multi-Asset Income Fund
Class A, Class T, Class C, and Class I
March 1, 2017
Prospectus

Effective September 8, 2017, Matthew Fruhan no longer serves as co-manager of the fund.

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Effective October 1, 2017, the following replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 30 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Effective September 8, 2017, the following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Ramona Persaud (co-manager) has managed the fund since September 2017.

It is expected that Mr. Morrow will retire effective as of December 31, 2017. At that time, Ms. Persaud will assume co-manager responsibilities for Mr. Morrow’s portion of the fund.

Effective September 8, 2017, the following information replaces the biographical information for Matthew Fruhan found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Ramona Persaud is co-manager of the fund, which she has managed since September 2017. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Persaud has worked as a research analyst and portfolio manager.

It is expected that Mr. Morrow will retire effective as of December 31, 2017. At that time, Ms. Persaud will assume co-manager responsibilities for Mr. Morrow’s portion of the fund.

Effective October 1, 2017, the following supplements information found in the “Fund Services” section under the “Fund Distribution” heading.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the Fund or through an intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

Effective August 21, 2017, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution".

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class M shares at the then-current offering price applicable to the total investment.

Effective August 1, 2017, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution".

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

The following information supplements similar information found in the “Fund Services” section under the “Fund Distribution” heading.

10. Purchased for a mutual fund only brokerage platform that charges a platform entrance fee and where the distributor has agreed with the broker to participate in such platform.

Effective August 1, 2017, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution".

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Effective October 1, 2017, the following supplements information found in the “Appendix” section.

Sales Charge Waiver Policies Applied by Certain Intermediaries

Merrill Lynch

Effective October 1, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch:
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the this prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A, B, and C Shares available at Merrill Lynch:
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch:
Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

AMAI-17-07 1.9881423.106	September 30, 2017

Supplement to the
Fidelity® Global Bond Fund
Class A, Class T, Class C and Class I
March 1, 2017
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective June 1, 2017, Fidelity® Global Bond Fund will be renamed Fidelity® Global Credit Fund.

Effective June 1, 2017, the benchmark index for the fund will change from Bloomberg Barclays Global Aggregate GDP Weighted Index to Bloomberg Barclays Global Aggregate Credit Index Hedged (USD).

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Effective October 1, 2017, the following replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 29 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Effective June 1, 2017, the following information replaces similar information found in the “Fund Summary” section under the heading “Principal Investment Strategies”.

  Hedging the fund’s foreign currency exposures utilizing forward foreign currency exchange contracts.

Effective June 1, 2017, the following information supplements similar information found in the "Fund Summary" section under the heading "Principal Investment Risks".

  Foreign Currency Transactions.  Although a forward foreign currency exchange contract is used to reduce or hedge a fund’s exposure to changes in the value of the currency, suitable hedging transactions may not be available in all circumstances, may not be successful, and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies.

Effective June 1, 2017, the following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Matthew Bartlett (co-manager) and Andrew Lewis (co-manager) have managed the fund since June 2017.

Curt Hollingsworth (co-manager) has managed the fund since May 2012.

Michael Foggin (co-manager) has managed the fund since May 2014.

Effective June 1, 2017, the following information replaces similar information found in the "Fund Basics" section under the heading "Principal Investment Strategies".

The Adviser invests the fund's assets in securities issued throughout the world, including securities of issuers located in emerging markets. The Adviser normally invests at least 80% of the fund's assets in debt securities of all types and repurchase agreements for those securities. The Adviser normally invests the fund's assets primarily in investment-grade debt securities.

The Adviser normally allocates the fund's investments across different countries and regions, including the United States.

The Adviser invests the fund's assets in both U.S. dollar-denominated and non-U.S. dollar-denominated securities, and will hedge the fund’s foreign currency exposures utilizing forward foreign currency exchange contracts.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions. The Adviser's analysis also considers the credit, currency, and economic risks associated with a security and the country of its issuer. The Adviser may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.

The Adviser may invest up to 20% of the fund's assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).

The Adviser may also invest a portion of the fund’s assets in hybrid and preferred securities.

The Adviser may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, currency, or components of the index underlying the derivative, and forward-settling securities. The Adviser may invest a significant portion of the fund's assets in these types of investments. If the fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. In addition to forward foreign currency exchange contracts, the fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, options (including options on futures and swaps), forwards, and futures contracts (both long and short positions) on securities, other instruments, indexes, or currencies. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, foreign exchange rates, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, currency, or index.

The Adviser allocates the fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) based on its view of their relative values.

To earn additional income for the fund, the Adviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

The Adviser uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles designed to be used by Fidelity® funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds): corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Effective June 1, 2017, the following information supplements similar information found in the "Fund Basics" section under the heading "Principal Investment Risks".

Foreign Currency Transactions. A fund that invests in securities denominated in foreign currencies may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the hedged currency increases. Suitable hedging transactions may not be available in all circumstances, may not be successful, and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies.

Hybrid and Preferred Securities Risk. The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference instrument may not move in the same direction or at the same time.

Effective June 1, 2017, the following information replaces similar information found in the “Shareholder Information” section under the heading “Dividends and Capital Gain Distributions”.

The fund normally pays dividends, if any, quarterly in April, July, October, and December and capital gain distributions in February and December.

Effective June 1, 2017, the following information replaces similar information found in the "Fund Services" section under the heading "Portfolio Manager(s)".

Matthew Bartlett is co-manager of the fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Bartlett has worked as a managing director of research, research analyst, and portfolio manager.

Michael Foggin is co-manager of the fund, which he has managed since May 2014. He also manages other funds. Prior to joining Fidelity Investments in 2012 as a portfolio manager, Mr. Foggin was a fixed income portfolio manager at Schroders from 2006 to 2012.

Curt Hollingsworth is co-manager of the fund, which he has managed since May 2012. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Hollingsworth has worked as a trader, head of money market trading, head of bond trading, and as a portfolio manager.

Andrew Lewis is co-manager of the fund, which he has managed since June 2017. Since joining Fidelity Investments in 2009, Mr. Lewis has worked as a managing director of research in the UK, research analyst, and a portfolio manager.

Effective October 1, 2017, the following supplements information found in the “Fund Services” section under the “Fund Distribution” heading.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the Fund or through an intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

Effective August 21, 2017, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution".

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class M shares at the then-current offering price applicable to the total investment.

Effective August 1, 2017, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution".

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

The following information supplements similar information found in the “Fund Services” section under the “Fund Distribution” heading.

10. Purchased for a mutual fund only brokerage platform that charges a platform entrance fee and where the distributor has agreed with the broker to participate in such platform.

Effective August 1, 2017, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution".

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Effective October 1, 2017, the following supplements information found in the “Appendix” section.

Sales Charge Waiver Policies Applied by Certain Intermediaries

Merrill Lynch

Effective October 1, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch:
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the this prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A, B, and C Shares available at Merrill Lynch:
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch:
Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

AGLB-17-06 1.966353.111	September 30, 2017

Supplement to the
Fidelity® Intermediate Municipal Income Fund
Class A, Class T, Class C and Class I
March 1, 2017
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Effective October 1, 2017, the following replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 27 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Effective October 1, 2017, the following supplements information found in the “Fund Services” section under the “Fund Distribution” heading.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the Fund or through an intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

Effective August 21, 2017, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution".

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class M shares at the then-current offering price applicable to the total investment.

Effective August 1, 2017, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution".

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

The following information supplements similar information found in the "Fund Services" section under the "Fund Distribution" heading.

10. Purchased for a mutual fund only brokerage platform that charges a platform entrance fee and where the distributor has agreed with the broker to participate in such platform.

Effective August 1, 2017, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution".

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Effective October 1, 2017, the following supplements information found in the “Appendix” section.

Sales Charge Waiver Policies Applied by Certain Intermediaries

Merrill Lynch

Effective October 1, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch:
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the this prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A, B, and C Shares available at Merrill Lynch:
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch:
Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

ALIM-17-05 1.824641.126	September 30, 2017